EVENTS AFTER THE REPORTING PERIOD (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 15, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 10, 2026	Feb. 09, 2026
Disclosure of non-adjusting events after reporting period
Repayments of bonds, notes and debentures		$ 123	$ 0	$ 0
Settlement of legacy bonds and indemnity
Disclosure of non-adjusting events after reporting period
Repayments of bonds, notes and debentures	$ 11
Repayments of bonds, notes and debentures, principal	10
Repayments of bonds, notes and debentures, interest	1
Settlement of legacy bonds and indemnity | VEON Amsterdam B.V.
Disclosure of non-adjusting events after reporting period
Reimbursement of repayments of bonds notes And debentures	$ 11
Major business combination | ISP Shtorm LLC
Disclosure of non-adjusting events after reporting period
Percentage of voting equity interests acquired						100.00%
Purchase consideration						$ 10
Major business combination | Tabletki.ua
Disclosure of non-adjusting events after reporting period
Purchase consideration					$ 160